Activity for Awards Granted Under the Plan (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Feb. 01, 2014		Feb. 02, 2013		Jan. 28, 2012
Omnibus Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Weighted Average Grant Date Fair Value, beginning balance	$ 40.86	[1]
Weighted Average Grant Date Fair Value, Granted	$ 66.10	[1],[2]	$ 46.12	[2]	$ 43.52	[2]
Weighted Average Grant Date Fair Value, Vested	$ 33.62	[1]
Weighted Average Grant Date Fair Value, Lapsed	$ 46.58	[1]
Outstanding, Weighted Average Grant Date Fair Value, ending balance	$ 51.44	[1]	$ 40.86	[1]
Outstanding, Weighted Average Remaining Contractual Life	1 year	[1]	1 year 1 month 6 days	[1]
Outstanding, No. of shares, beginning balance	1.2	[1]
No. of shares, Granted	0.3	[1]
No. of shares, Vested	(0.4)	[1]
No. of shares, Lapsed	(0.1)	[1]
Outstanding, No. of shares, ending balance	1.0	[1]	1.2	[1]
Outstanding, Intrinsic Value, beginning balance	$ 73.1	[1],[3]
Outstanding, Intrinsic Value, ending balance	80.1	[1],[3]	73.1	[1],[3]
Share Saving Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Grant Date Fair Value, Granted	$ 22.89	[2]	$ 15.40	[2]	$ 11.55	[2]
Outstanding, Weighted Average Remaining Contractual Life	1 year 8 months 12 days		1 year 10 months 24 days
Outstanding, No. of shares, beginning balance	0.3
No. of shares, Granted	0.1
No. of shares, Exercised	(0.1)
Outstanding, No. of shares, ending balance	0.3		0.3
Outstanding, Weighted average exercise price, beginning balance	$ 32.48
Weighted average exercise price, Granted	$ 59.75
Weighted average exercise price, Exercised	$ 27.32
Weighted average exercise price, Lapsed
Outstanding, Weighted average exercise price, ending balance	$ 44.06		$ 32.48
Exercisable, Weighted Average Remaining Contractual Life
Outstanding, Intrinsic Value, beginning balance	9.8	[4]
Outstanding, Intrinsic Value, ending balance	9.4	[4]	9.8	[4]
Executive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Weighted Average Remaining Contractual Life	3 years 5 months		3 years 4 months 24 days
Outstanding, No. of shares, beginning balance	0.3
No. of shares, Exercised	(0.2)
Outstanding, No. of shares, ending balance	0.1		0.3
Exercisable, No. of shares, beginning balance	0.3
Exercisable, No. of shares, ending balance	0.1		0.3
Outstanding, Weighted average exercise price, beginning balance	$ 39.07
Weighted average exercise price, Exercised	$ 39.28
Weighted average exercise price, Lapsed
Outstanding, Weighted average exercise price, ending balance	$ 39.11		$ 39.07
Exercisable, Weighted average exercise price, beginning balance	$ 39.07
Exercisable, Weighted average exercise price, ending balance	$ 39.11		$ 39.07
Exercisable, Weighted Average Remaining Contractual Life
Outstanding, Intrinsic Value, beginning balance	6.5	[4]
Outstanding, Intrinsic Value, ending balance	4.1	[4]	6.5	[4]
Exercisable, Intrinsic Value, beginning balance	6.5	[4]
Exercisable, Intrinsic Value, ending balance	$ 4.1	[4]	$ 6.5	[4]

[1]	Includes shares issued to the CEO, whose contract includes share based compensation for amounts foregone from his prior employment.
[2]	Weighted average.
[3]	Intrinsic value for outstanding restricted stock and RSUs is based on the fair market value of Signet's common stock on the last business day of the fiscal year.
[4]	Intrinsic value for outstanding awards is based on the fair market value of Signet's common stock on the last business day of the fiscal year.